CONSOLIDATED STATEMENTS OF CASH FLOWS (FY) (Parenthetical) - USD ($)				12 Months Ended
	Oct. 31, 2019	Jun. 19, 2019	Dec. 03, 2018	Dec. 31, 2019	Dec. 31, 2018
Non-cash financing activity:
Return of capital				$ 3,300,000	$ 85,606,259
Associated Capital Group [Member]
Non-cash financing activity:
Return of capital		$ 3,300,000	$ 85,606,259
Fair value of securities			80,877,637
Tax receivable settlement amount			4,728,622
G.research, LLC [Member] | Associated Capital Group [Member]
Non-cash financing activity:
Return of capital		$ 3,300,000	85,606,259
Fair value of securities			80,877,637
Tax receivable settlement amount			$ 4,728,622
Stock acquired (in shares)	50,000,000
The Morgan Group, Inc. [Member]
Non-cash financing activity:
Stock acquired (in shares)	50,000,000
The Morgan Group, Inc. [Member] | Associated Capital Group [Member]
Non-cash financing activity:
Percentage of outstanding common stock to be held	100.00%
The Morgan Group, Inc. [Member] | G.research, LLC [Member]
Non-cash financing activity:
Stock acquired (in shares)	50,000,000
The Morgan Group, Inc. [Member] | G.research, LLC [Member] | Associated Capital Group [Member]
Non-cash financing activity:
Percentage of outstanding common stock to be held	83.30%